Pension Plans and Other Post-Retirement Benefits - Schedule of Components of Defined Benefit Costs Recognized In Other Comprehensive Income (Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Return on plan assets (excluding amounts included in net interest expense)	$ 13	$ (48)
Actuarial gains (losses) arising from changes in demographic assumptions	0	4
Actuarial gains (losses) arising from changes in financial assumptions	(38)	138
Actuarial gains (losses) arising from experience adjustments	(6)	50
Foreign exchange rate movements	(5)	1
Components of defined benefit costs recognized in Other comprehensive income (loss)	26	(143)
Pension
Disclosure of defined benefit plans [line items]
Return on plan assets (excluding amounts included in net interest expense)	13	(48)
Actuarial gains (losses) arising from changes in demographic assumptions	0	4
Actuarial gains (losses) arising from changes in financial assumptions	(36)	131
Actuarial gains (losses) arising from experience adjustments	1	52
Foreign exchange rate movements	0	0
Components of defined benefit costs recognized in Other comprehensive income (loss)	22	(139)
Other post-retirement
Disclosure of defined benefit plans [line items]
Return on plan assets (excluding amounts included in net interest expense)	0	0
Actuarial gains (losses) arising from changes in demographic assumptions	0	0
Actuarial gains (losses) arising from changes in financial assumptions	(2)	7
Actuarial gains (losses) arising from experience adjustments	(7)	(2)
Foreign exchange rate movements	(5)	1
Components of defined benefit costs recognized in Other comprehensive income (loss)	$ 4	$ (4)